Financial Instruments and Risk Management (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risk Management
Average rate	1.0816	1.0530
Year-end spot rate	1.1050	1.0666